ONTRACK CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 4.2%
	EQUITY - 4.2%
5,000	iShares Russell 2000 Growth ETF	$ 1,278,750
25,000	iShares Russell 2000 Value ETF	4,035,000
		5,313,750

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,403,050)	5,313,750

	OPEN-END FUNDS — 47.7%
	ALTERNATIVE - 10.5%
23,679	Abbey Capital Futures Strategy Fund, Class I	298,118
32,019	Altegris Futures Evolution Strategy Fund, Class I	297,775
26,076	American Beacon AHL Managed Futures Strategy Fund, Class Y	298,573
231,481	AQR Equity Market Neutral Fund, Class I	1,893,519
141,543	AQR Long-Short Equity Fund, Class I (a)	1,923,567
34,585	AQR Managed Futures Strategy Fund, Class I	297,089
31,629	Campbell Systematic Macro Fund, Class I	298,897
231,481	Catalyst Hedged Futures Strategy Fund, Class I (a)	2,002,315
190,840	Franklin Global Market Neutral Fund, Class I (a)	1,935,114
171,086	Vanguard Market Neutral Fund, Class I	1,957,228
204,708	Victory Market Neutral Income Fund, Class I	1,969,294
		13,171,489
	EQUITY - 12.6%
8,789	Aegis Value Fund, Inc., Class I (a)	300,661
19,300	Avantis US Small Cap Value Fund, Institutional Class	297,607
8,749	BNY Mellon Opportunistic Small Cap Fund, Class I	299,913
12,780	BNY Mellon Small Cap Value Fund, Class I	298,918
12,682	BNY Mellon Small Cap Value Fund, Class Y	298,926
7,824	Bridgeway Small Cap Value Fund, Class N	297,787
12,459	Carillon Scout Mid Cap Fund, Class Y	299,502
6,832	Fidelity Advisor Stock Select Mid Cap Fund, Class I	300,274
4,341	Fidelity Canada Fund	299,675
2,725	Fidelity Select Materials Portfolio, Class I	298,455
7,660	Glenmede Fund Inc - Small Cap Equity Portfolio, Institutional Class	298,438
16,878	GQG Partners US Select Quality Equity Fund, Institutional Class	300,084

ONTRACK CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	OPEN-END FUNDS — 47.7% (Continued)
	EQUITY - 12.6% (Continued)
50,761	Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class	$ 1,078,172
3,806	Hotchkis & Wiley Small Cap Value Fund, Class I	299,449
49,776	Invesco Small Cap Value Fund, Class Y	1,073,668
58,514	Invesco Value Opportunities Fund, Class Y	1,040,960
10,399	Janus Henderson Contrarian Fund, Class I	299,067
4,959	Muhlenkamp Fund	298,987
18,889	Nuveen Mid Cap Value Fund, Class I	1,047,601
32,123	Oberweis Micro-Cap Fund, Institutional Class	1,071,956
168,729	PGIM Jennison Small Comp Fund, Class Z	4,054,560
14,589	Sterling Capital Behavioral Small Cap Value, Institutional Class	297,756
18,801	Third Avenue Value Fund, Institutional Class	1,093,814
5,070	Voya Corporate Leaders Trust, Series B	299,015
19,102	William Blair Small-Mid Cap Core Fund, Class I(a)	298,953
		15,844,198
	FIXED INCOME - 23.6%
1,018,330	BlackRock Floating Rate Income Portfolio, Institutional Class	10,000,000
1,344,086	BlackRock High Yield Bond Portfolio, Institutional Class	10,000,000
417	Nuveen High Yield Municipal Bond Fund, Class I	7,070
1,131,450	PIMCO High Yield Fund, Institutional Class	9,628,643
		29,635,713
	MIXED ALLOCATION - 1.0%
20,081	Delaware Global Listed Real Assets Fund, Institutional Class	301,412
32,017	Hartford Global Real Asset Fund, Class Y	299,680
27,298	PGIM Real Assets Fund, Class Z	300,000
21,544	Principal Diversified Real Asset Fund, Institutional Class	300,108
		1,201,200

	TOTAL OPEN-END FUNDS (Cost $59,737,074)	59,852,600

	SHORT-TERM INVESTMENTS — 67.0%
	MONEY MARKET FUNDS - 67.0%
42,062,925	Fidelity Government Portfolio, Institutional Class, 0.11%(b)	42,062,925

ONTRACK CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 67.0% (Continued)
	MONEY MARKET FUNDS - 67.0% (Continued)
42,062,902	First American Government Obligations Fund, Class Z, 0.14%(b)			$ 42,062,902
	TOTAL MONEY MARKET FUNDS (Cost $84,125,827)			84,125,827

	TOTAL SHORT-TERM INVESTMENTS (Cost $84,125,827)			84,125,827

	TOTAL INVESTMENTS - 118.9% (Cost $149,265,951)			$ 149,292,177
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.9)%			(23,768,252)
	NET ASSETS - 100.0%			$ 125,523,925

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation) (c)
121	CME E-Mini Russell 2000 Index Futures	06/17/2022	$ 12,501,720	$ (560,835)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.
(b) (c)	Rate disclosed is the seven-day effective yield as of March 31, 2022. Amount subject to equity risk exposure.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity*	Notional Amount at March 31, 2022	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
5,476	Nuveen Preferred Securities and Income Fund	$92,826	3-Mth USD LIBOR plus 150 bp	6/30/2022	BRC	$-

					Total:	$-
BRC - Barclays Capital
LIBOR - London Interbank Offered Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
* Swap contract reset at March 31, 2022.